Share-Based Payments - Summary of Share Options Under the Gold Fields Limited 2012 Share Plan (Detail) - Gold Fields Limited 2012 Share Plan [Member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Performance Shares [Member]
Disclosure of movements in share options [Line Items]
Outstanding at beginning of the year	393,178	2,446,922	4,316,657
Granted	0	393,178	0
Exercised and released	0	(2,428,904)	(1,704,704)
Forfeited	(393,178)	(18,018)	(165,031)
Outstanding at end of the year	0	393,178	2,446,922
Bonus Shares [Member]
Disclosure of movements in share options [Line Items]
Outstanding at beginning of the year		0	2,161,922
Granted			0
Exercised and released			(2,094,343)
Forfeited			(67,579)
Outstanding at end of the year			0